Interim Consolidated Statement of Income - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Interest income (Note 20)
Loans	[1]	$ 6,188	$ 5,827	$ 12,199	$ 12,017
Securities
Interest	[1]	1,267	875	2,278	1,824
Dividends	[1]	443	443	874	838
Deposits with banks	[1]	131	81	200	157
Total interest income	[1]	8,029	7,226	15,551	14,836
Interest expense (Note 20)
Deposits		1,047	964	1,823	2,095
Securitization liabilities		122	84	224	160
Subordinated notes and debentures		94	92	191	186
Other		389	251	634	530
Total interest expense		1,652	1,391	2,872	2,971
Net interest income		6,377	5,835	12,679	11,865
Non-interest income
Investment and securities services		1,495	1,550	3,099	3,060
Credit fees		382	357	782	715
Trading income (loss)		(20)	69	94	341
Service charges		704	628	1,437	1,271
Card services		682	557	1,389	1,152
Insurance revenue		1,347	1,088	2,664	2,316
Other income (loss) (Note 18)		296	144	400	320
Total non-interest income		4,886	4,393	9,865	9,175
Total revenue		11,263	10,228	22,544	21,040
Provision for (recovery of) credit losses (Note 6)		27	(377)	99	(64)
Insurance claims and related expenses		592	441	1,348	1,221
Non-interest expenses
Salaries and employee benefits		3,282	3,125	6,560	6,281
Occupancy, including depreciation		410	488	810	1,033
Technology and equipment, including depreciation		467	423	911	827
Amortization of other intangibles		147	173	307	353
Communication and marketing		336	272	623	539
Brokerage-related and sub-advisory fees		98	108	211	206
Professional, advisory and outside services		513	349	953	662
Other		780	791	1,625	1,612
Total non-interest expenses		6,033	5,729	12,000	11,513
Income before income taxes and share of net income from investment in Schwab		4,611	4,435	9,097	8,370
Provision for (recovery of) income taxes		1,002	962	1,986	1,789
Net income		3,811	3,695	7,544	6,972
Dividend		66	65	109	130
Net income available to common shareholders		$ 3,745	$ 3,630	$ 7,435	$ 6,842
Earnings per share (Canadian dollars) (Note 17)
Basic		$ 2.08	$ 2	$ 4.1	$ 3.77
Diluted		2.07	1.99	4.09	3.76
Dividends per common share (Canadian dollars)		$ 0.89	$ 0.79	$ 1.78	$ 1.58
Schwab [Member]
Non-interest expenses
Share of net income from investment in Schwab (Note 7)		$ 202	$ 222	$ 433	$ 391

[1]	Includes $6,912 million and $13,535 million, for the three and six months ended April 30, 2022, respectively, (three and six months ended April 30, 2021 – $6,367 million and $13,119 million, respectively) which have been calculated based on the effective interest rate method (EIRM).